Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Diluted net (loss) income per share	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17	$ 0.26	$ 0.15
Non-Redeemable Ordinary Shares
Diluted net (loss) income per share	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17	$ 0.26	$ 0.15